UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Feb 1, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $113,323



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR Inc                       COM              88580F109     4348   366950 SH       Sole                   366950
Abbott Laboratories            COM              002824100     1890    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     3905   351475 SH       Sole                   351475
Adobe Systems Inc              COM              00724F101     4132   112350 SH       Sole                   112350
Advent Software                COM              007974108     4861   119355 SH       Sole                   119355
Akamai Technologies            COM              00971T101     5624   221950 SH       Sole                   221950
Apple Computer                 COM              037833100      443     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      296     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104     1105    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1389       14 SH       Sole                       14
Berk. Hath. Class B            COM              084670207     2001      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     3025   126950 SH       Sole                   126950
Cisco Systems                  COM              17275R102      602    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     2053    90500 SH       Sole                    90500
Comverge Inc                   COM              205859101     2228   198200 SH       Sole                   198200
Constant Contact, Inc          COM              210313102     3727   232928 SH       Sole                   232928
Dolby Laboratories, Inc.       COM              25659T107     5215   109255 SH       Sole                   109255
EMC Corporation                COM              268648102     1676    95928 SH       Sole                    95928
Electronic Arts                COM              285512109     4232   238421 SH       Sole                   238421
EnerNOC, Inc                   COM              292764107     1247    41040 SH       Sole                    41040
Fortinet, Inc                  COM              34959E109     3475   197800 SH       Sole                   197800
General Electric               COM              369604103      848    56016 SH       Sole                    56016
General Mills                  COM              370334104      944    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     3032     4891 SH       Sole                     4891
Halliburton Co.                COM              406216101      602    20000 SH       Sole                    20000
IBM                            COM              459200101     2895    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     2539    98111 SH       Sole                    98111
Intel Corp.                    COM              458140100     1020    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     2865    93239 SH       Sole                    93239
Isilon Systems                 COM              46432L104     2984   435035 SH       Sole                   435035
Johnson & Johnson              COM              478160104     1039    16128 SH       Sole                    16128
Linear Technology              COM              535678106     5657   185119 SH       Sole                   185119
LogMeIn                        COM              54142L109     4118   206425 SH       Sole                   206425
LoopNet                        COM              543524300     2238   225400 SH       Sole                   225400
Merck                          COM              589331107      843    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      331     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     3816   238800 SH       Sole                   238800
Neutral Tandem                 COM              64128B108     3185   140000 SH       Sole                   140000
Oracle Corporation             COM              68389X105      250    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      606    33300 SH       Sole                    33300
Royal Dutch Shell PLC          COM              780259206      240     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     3781    51260 SH       Sole                    51260
Schlumberger Ltd.              COM              806857108     1041    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     4058   244725 SH       Sole                   244725
Target CP                      COM              239753106      636    13140 SH       Sole                    13140
VMWare                         COM              928563402     2660    62775 SH       Sole                    62775
eHealth, Inc.                  COM              28238P109     3620   220331 SH       Sole                   220331